Consolidated statement of income R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) R$ / shares		Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares
Profit Loss From Continuing Operations [Abstract]
Net revenue from sales and services	R$ 126,048,701			R$ 143,634,708	R$ 109,732,842
Cost of products and services sold	(116,730,469)			(136,276,257)	(104,827,966)
Gross profit	9,318,232			7,358,451	4,904,876
Operating revenues (expenses)
Selling and marketing	(2,253,226)			(2,141,985)	(1,931,666)
General and administrative	(2,018,159)			(1,534,481)	(1,466,551)
Results from disposal of property, plant and equipment and intangible assets	121,935			169,289	184,189
Other operating income (expenses), net	(602,865)			(514,522)	96,166
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	4,565,917			3,336,752	1,787,014
Share of profit (loss) of joint ventures and associates	11,908	[1]		12,181	(17,634)
Income before financial result and income and social contribution taxes	4,577,825			3,348,933	1,769,380
Financial income	880,884			706,689	460,154
Financial expenses	(1,880,014)			(2,175,897)	(1,222,886)
Financial result, net	(999,130)			(1,469,208)	(762,732)
Income before income and social contribution taxes	3,578,695			1,879,725	1,006,648
Income and social contribution taxes
Current	(1,396,317)			(637,973)	(430,280)
Deferred	335,375			296,459	242,246
Income and social contribution taxes in the statement of income	(1,060,942)			(341,514)	(188,034)
Net income from continuing operations	2,517,753			1,538,211	818,614
Discontinued operations	0			301,858	65,264
Net income for the year	2,517,753			1,840,069	883,878
Net income attributable to:
Shareholders of Ultrapar	2,439,795			1,800,839	850,463
Non-controlling interests in subsidiaries	R$ 77,958			R$ 39,230	R$ 33,415
Earnings per share from continuing operations (based on the weighted average number of shares outstanding) – R$
Basic | R$ / shares	R$ 2.2272			R$ 1.3727	R$ 0.72
Diluted | R$ / shares	2.2081			1.3643	0.7158
Earnings per share from discontinued operations (based on the weighted average number of shares outstanding) – R$
Basic | (per share)			$ 0	0.2764	0.0598	[2]
Diluted | (per share)			$ 0	0.2747	0.0595	[2]
Total earnings per share (based on the weighted average number of shares outstanding) – R$
Basic | R$ / shares	2.2272			1.6491	0.7799
Diluted | R$ / shares	R$ 2.2081			R$ 1.6391	R$ 0.7753

[1]	Adjusted for unrealized profits between subsidiaries.
[2]	For further details, see Note 29.